Putnam
Convertible
Opportunities
and Income
Trust

SEMIANNUAL REPORT
August 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "When the stock market corrected in late June and early July, Putnam Convertible Opportunities and Income Trust (PCV) held up better than most of its peers. Even though small-cap stocks suffered badly, which hurt the fund's converts, PCV's junk-bond stake softened the blow."

               -- Morningstar Closed-End Funds, August 9, 1996

      CONTENTS
 4    Report from Putnam Management
 9    Fund performance summary
11    Portfolio holdings
25    Financial statements



From the Chairman

(copyright) Karsh, Ottawa

Dear Shareholder:

Unlike many other income-oriented investments, both convertibles and lower-rated high-yield bonds thrive on a vibrant economy. For the former, the reason is their potential convertibility into the underlying common stock of the issuing company; for the latter, it is because they are almost always issued by companies under some pressure to maintain steady cash flows. There is nothing like a strong economy to bolster the stock market and fill company coffers.

Vigorous economies also invite higher interest rates and, in turn, rising inflation, conditions not always friendly to the performance of other income-oriented securities. Thus was the case just after the start of Putnam Convertible Opportunities and Income Trust's fiscal year. When several key indicators suggested that the economy was still advancing at a rather rapid clip, the bond market underwent a significant downturn.

Because of its portfolio orientation, however, your fund benefited from the market environment that prevailed during the first half of its current fiscal year, the six months ended August 31, 1996. In the midyear report that follows, the fund's management team discusses performance to date and takes a look at the fiscal year's second half.

Respectfully yours,

/S/ George Putnam
George Putnam

Chairman of the Trustees

October 16, 1996



Report from the Fund Managers
Hugh H. Mullin
Jennifer E. Leichter

Putnam Convertible Opportunities and Income Trust completed a successful first half of its current fiscal year on August 31, 1996. Your fund's six-month performance of 4.46% at net asset value and 4.28% at market price surpassed both the Merrill Lynch All-Convertible Index and the First Boston High-Yield Bond Index, the fund's principal performance benchmarks. (Please refer to the tables on pages 9 and 10 for complete performance information.) An advancing stock market during most of the fiscal period boosted the overall convertible-securities market. In addition, the high-yield corporate bond market outperformed all other domestic fixed-income sectors over the period.

*SUPPLY OF CONVERTIBLES SHRINKS IN FACE OF STEADY DEMAND, BOOSTING
PERFORMANCE

In addition to generally favorable stock market performance, convertibles were bolstered during the period by a shrinkage in the outstanding supply. Typically, convertibles are issued with three years of call protection. This means that, regardless of what happens in the market, an issuer cannot redeem the security for three years. Large numbers of convertibles were issued in 1992 and 1993 and, consequently, the call protection on those securities began to expire in 1995 and 1996. Strong stock market performance over the past four years made it advantageous for many companies to call their outstanding convertibles at their earliest opportunity.

During the first six months of calendar 1996, we witnessed a shrinkage of approximately $6 billion representing approximately 5% of the overall convertible market, primarily because of call activity.* Meanwhile, investor demand remained steady, providing a firm tone to the market throughout the period.

In July, a significant correction shook both the stock and convertible markets. Convertibles weathered the setback relatively well and bounced back briskly in August. Prior to the correction, we had taken profits on many of your fund's top-performing energy holdings, including Apache Corp., Reading and Bates, Noble Drilling, and Pride Petroleum. Consistent with our value-oriented investment approach, we viewed July's correction as an opportunity to redeploy a portion of the fund's assets into a multitude of exceptional investment opportunities, especially in the technology and health-care sectors.

*According to Putnam research.

Some of the fund's health-care holdings have been sluggish performers thus far. We have, however, added to the positions because we believe they represent a great deal of value yet to be realized. Much of the current underperformance is a reflection of the uncertainty surrounding Medicaid and Medicare reform and the reimbursement system that will finally be approved for managed health-care providers. While we cannot provide guarantees, we believe that once there is more clarity with respect to the regulatory environment, greater numbers of investors may add these securities to their portfolios which may, in turn, boost the sector's overall performance.

[GRAPHIC CHARTS OMITTED: (1) TOP FIVE CONVERTIBLE HOLDINGS
AND (2) TOP FIVE CORPORATE HIGH-YIELD HOLDINGS]

TOP FIVE CONVERTIBLE HOLDINGS

Softley International 5.5% convertible, 2000
Computer software

Standard Commercial Corp. 7.255 convertible, 2007
Processing and wholesale distribution of tobacco and wool

J.Baker, Inc. 7.0% convertible, 2002
Footwear retailing

Sovereign Bancorp, Inc. $3.13 convertible preferred
Banking

U.S. Filter Corp. 6.0% convertible, 2005
Water treatment systems


TOP FIVE CORPORATE HIGH-YIELD HOLDINGS

ICG Holdings, Inc. 13.5% stepped coupon, 2005
Telecommunications

Midland Funding Corp. 11.75%, 2005
Finance subsidiary of electric utility

Pricellular Wireless, Inc. 14% stepped coupon, 2001
Telecommunications

Adelphia Communications Corp. 9.5%, 2004
Cable television

Foamex (L.P.) Capital Corp. 11.875%, 2004
Finance subsidiary of textile producer

Footnote reads:
Top holdings are as of 8/31/96 and represent 8.6% of the fund's net assets. Holdings will vary over time.



Several holdings benefited from being the subject of takeover bids during the period. Most notably, ADT, a leading manufacturer of electronic security systems and the operator of an auto-auction business, was to be acquired by Republic Industries. The proposed merger was eventually called off but not before providing a significant boost to the prices of ADT's convertibles. In addition, FHP International, a California-based health maintenance organization, agreed to merge with Pacificare, a rival managed-care provider. While these securities, along with the others discussed in this report, were viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

*SEVERAL FACTORS COMBINE TO PROPEL HIGH-YIELD MARKET

We believe several factors were responsible for the high-yield market's strong relative performance over the period. First, the technical, or supply and demand, condition of the market was conducive to rising bond prices. According to AMG Data Services, cash flows into high-yield bonds -- the principal measure of investor demand -- have been substantial, averaging upward of $200 million to $300 million per week over the past year.

Mergers and acquisition activity also bolstered the performance of several of the fund's high-yield holdings. Most recently, MFS Communications -- one of the largest issuers in the high-yield market -- was purchased by WorldCom, the nation's fourth largest long-distance carrier. MFS is the leading provider of alternative local telephone services to business customers.

Numerous high-yield issuers became publicly traded companies during the period, providing a further boost to the market. One noteworthy example from the portfolio was Loehmann's, a long-standing holding. Loehmann's successful initial public stock offering during the spring enabled it to refinance all of its outstanding debt. The company called all of its existing high-yield bonds -- which entails purchasing the bonds at premiums to their face values -- enabling the fund to realize considerable gains on many of its investments.

[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSTION (8/31/96)*

Convertible securities                 51.3%

Corporate high-yield bonds             42.0%

Preferred stocks                        2.9%

Common stocks (including warrants)      0.4%

Other                                   3.4%

Footnote reads:
*Based on total market value of assets. Composition will vary over time.

Finally, continuing economic strength, resulting in solid corporate earnings, contributed to an extremely low default rate of less than 1% of outstanding bonds during the period.

We were also pleased with the performance of the fund's emerging markets corporate holdings, which represented approximately 3% of the portfolio at the end of the period. Investments such as Cemex, the leading cement manufacturer in Mexico, and PT Polysindo, a polyester producer based in Indonesia, advanced along with the broader emerging fixed-income markets.

Other highlights of the period included an increase in the fund's dividend from $0.136 to $0.141 per share. This half-cent per share increase was made possible primarily by the consistent level of high income earned by the fund's high-yield holdings.

One area of underperformance during the period was the fund's telecommunications holdings. With the passage of the landmark telecommunications bill last February, telecom companies launched aggressive financing plans to enable them to compete effectively with the telephone companies. While we believe this legislation fundamentally improved the business environment for the telecom industry, the oversupply of telecom bonds placed a temporary drag on the sector's performance.



*FAVORABLE SUPPLY AND DEMAND SCENARIO MAY PERSIST IN CONVERTIBLE
MARKET

Although we cannot know with certainty, we believe the favorable supply and demand imbalance discussed earlier is likely to persist in the convertible market for the remainder of the fiscal year. If our expectation proves correct, then this imbalance may continue to provide the market with a positive backdrop.

If the pace of economic activity begins to slow as we move into calendar 1997 -- which is far from certain at this point -- this could put pressure on the operations of many of the smaller companies that issue convertibles and high-yield bonds. Accordingly, we will, as always, continue to monitor economic indicators closely in the months to come. In the case of convertibles, the dominance of smaller companies in the marketplace has enabled us to diversify the fund's holdings across a variety of industries. Broad diversification has been and continues to be a key part of our high-yield investment strategy as well, as we seek to structure a portfolio of bonds in which yield is appropriately balanced against risk.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/96, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in an issuer's business or financial condition, or in general economic conditions, may impair the issuer's ability to pay principal and interest on its bonds.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Convertible Opportunities and Income Trust is designed for investors aggressively seeking capital appreciation and current income through a diversified portfolio of lower-grade and nonrated convertible securities and nonconvertible high-yielding securities.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 8/31/96
                                 Merrill Lynch  First Boston  Consumer
                        Market  All-Convertible High-Yield      Price
                  NAV   price       Index       Bond Index      Index
----------------------------------------------------------------------
6 months         4.46%   4.28%       3.34%          3.33%         1.55%
----------------------------------------------------------------------
1 year          14.12    1.59       11.30          10.15          2.88
----------------------------------------------------------------------
Life of fund
(since 6/29/95) 17.20   -0.44       16.62          12.17          3.15
Annual average  14.40   -0.36       14.02          10.29          2.66
----------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/96
(most recent calendar quarter)
                                                 Market
                                   NAV            price
----------------------------------------------------------------------
6 months                          6.99%           9.50%
----------------------------------------------------------------------
Life of fund
(since 6/29/95)                  21.08            4.00
Annual average                   16.40            3.16
---------------------------------------------------------------------
Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in an issuer's business or financial condition, or in general economic conditions, may impair the issuer's ability to pay principal and interest on its bonds.



PRICE AND DISTRIBUTION INFORMATION
6 months ended 8/31/96
----------------------------------------------------------------------
Distributions (number)                           6
----------------------------------------------------------------------
Income                                        $0.831
----------------------------------------------------------------------
Total                                         $0.831
----------------------------------------------------------------------
Share value:                             NAV         Market price
----------------------------------------------------------------------
2/29/96                               $26.43            $22.625
----------------------------------------------------------------------
8/31/96                                26.62             22.750
----------------------------------------------------------------------
Current return                           NAV         Market price
----------------------------------------------------------------------
End of period
----------------------------------------------------------------------
Current dividend rate1                 6.36%              7.44%
----------------------------------------------------------------------
 1Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TERMS AND DEFINITIONS

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

The Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.

The First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's(registered trademark) and Moody's. The average quality of bonds included in the index may be lower than the average quality of those bonds in which the fund customarily invests.

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
August 31, 1996 (Unaudited)

CORPORATE BONDS AND NOTES  (42.0%) *
PRINCIPAL AMOUNT                                                                                                           VALUE

Advertising  (0.5%)
-------------------------------------------------------------------------------------------------------------------------------
          $75,000  Universal Outdoor, Inc. sr. notes stepped-coupon zero %
                   14s, 7/1/99), 2004 ++                                                                           $     60,000
          400,000  Universal Outdoor, Inc. sub. deb. 11s, 2003                                                          430,000
                                                                                                                    -----------
                                                                                                                        490,000

Aerospace and Defense  (0.7%)
-------------------------------------------------------------------------------------------------------------------------------
          155,000  Greenwich Air Services, Inc. sr. notes 10 1/2s, 2006                                                 158,100
           50,000  Moog, Inc. 144A sr. sub. notes 10s, 2006                                                              50,813
          500,000  UNC, Inc. sr. notes 9 1/8s, 2003                                                                     490,000
           50,000  UNC, Inc. 144A sr. sub. notes 11s, 2006                                                               52,000
                                                                                                                    -----------
                                                                                                                        750,913

Agriculture  (1.1%)
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000  PMI Holdings Corp. sub. disc. deb. stepped-coupon Ser. B,
                   zero % (11 1/2s, 9/1/00), 2005 ++                                                                    582,500
        1,000,000  PSF Finance (L.P.) sr. exch. notes 12 1/4s, 2004
                   (acquired 6/29/95, cost $1,033,000)(Chapter 11)+(doubledagger)                                       546,200
                                                                                                                    -----------
                                                                                                                      1,128,700

Automotive Parts  (0.4%)
-------------------------------------------------------------------------------------------------------------------------------
          100,000  APS Inc. company guaranty 11 7/8s, 2006                                                              106,500
           50,000  Delco Remy International, Inc. 144A sr. sub. notes 10 5/8s, 2006                                      51,000
          195,000  Lear Corp. sub. notes 9 1/2s, 2006                                                                   200,850
                                                                                                                    -----------
                                                                                                                        358,350

Banks  (0.2%)
-------------------------------------------------------------------------------------------------------------------------------
          200,000  First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                                                187,500

Broadcasting  (2.5%)
-------------------------------------------------------------------------------------------------------------------------------
           40,000  Chancellor Broadcasting Co. sr. sub. notes 9 3/8s, 2004                                               39,000
          350,000  Commodore Media, Inc. sr. sub. notes stepped-coupon 7 1/2s,
                   (13 1/4s, 5/1/98), 2003 ++                                                                           360,500
          500,000  Echostar Satellite Broadcast Corp. sr. disc. notes
                   stepped-coupon zero % (13 1/8s, 3/15/00), 2004 ++                                                    308,750
          500,000  Heritage Media Corp. sr. sub. notes 8 3/4s, 2006                                                     465,000
          160,000  Net Sat Servicos Ltd. 144A sr. notes 12 3/4s, 2004 (Brazil)                                          164,600
          250,000  Paxson Communications Corp. sr. sub. notes 11 5/8s, 2002                                             260,000
          414,000  Petracom Holdings, Inc. notes stepped-coupon zero %
                   (17 1/2s, 8/1/98), 2003 ++                                                                           352,404
          340,000  SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s, 2006                                          345,950
          209,000  Telemedia Broadcasting Corp. 144A deb.
                   stepped-coupon 3.8s, (16s, 6/15/99), 2004 ++                                                         188,884
                                                                                                                    -----------
                                                                                                                      2,485,088

Building and Construction  (0.7%)
-------------------------------------------------------------------------------------------------------------------------------
          300,000  Presley Cos. sr. notes 12 1/2s, 2001                                                                 287,250
          450,000  Scotsman Group, Inc. sr. notes 9 1/2s, 2000                                                          454,500
                                                                                                                    -----------
                                                                                                                        741,750

Building Products  (0.8%)
-------------------------------------------------------------------------------------------------------------------------------
          160,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                                         170,800
          250,000  Inter-City Products sr. notes 9 3/4s, 2000                                                           240,625
          275,000  Schuller International Corp. sr. notes 10 7/8s, 2004                                                 298,375
          150,000  Waxman Industries Inc. sr. notes stepped-coupon
                   Ser. B, zero % (12 3/4s, 6/1/99), 2004 ++                                                            100,500
                                                                                                                    -----------
                                                                                                                        810,300

Business Services  (0.1%)
-------------------------------------------------------------------------------------------------------------------------------
           75,000  Pierce Leahy Corp. 144A sr. sub. notes 11 1/8s, 2006                                                  77,813

Cable Television  (4.2%)
-------------------------------------------------------------------------------------------------------------------------------
          500,000  Adelphia Communications Corp. sr. notes 12 1/2s, 2002                                                515,000
          971,222  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (2 double daggers)                              801,258
          250,000  American Telecasting, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14 1/2s, 8/15/00), 2005 ++                                                           148,125
          500,000  CF Cable TV, Inc. sr. notes 9 1/8s, 2007 (Canada)                                                    515,000
          200,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero %
                   (11 3/4s, 12/15/00), 2005 ++                                                                         126,000
          195,479  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 (2 double daggers)                              182,773
          250,000  International Cabletel Inc. sr. notes stepped-coupon
                   Ser. A, zero % (12 3/4s, 4/15/200), 2005 ++                                                          166,250
          350,000  Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                                                  323,750
          500,000  Marcus Cable Co. (L.P.) sr. deb. 11 7/8s, 2005                                                       520,000
          250,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon zero %
                   (13 1/2s, 8/1/99), 2004 ++                                                                           183,750
          705,000  Telewest Communications PLC deb. stepped-coupon zero %
                   (11s, 10/1/00), 2007 (United Kingdom) ++                                                             435,338
          435,000  UIH  Australia/Pacific  144A sr. disc. notes zero %
                   (14s, 5/15/01), 2006 (Australia) ++                                                                  215,325
                                                                                                                    -----------
                                                                                                                      4,132,569

Cellular Communications  (1.5%)
-------------------------------------------------------------------------------------------------------------------------------
          500,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                                               265,000
          305,000  Milicom International Cellular 144A sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 6/01/00), 2006 (Luxembourg) ++                                                             163,938
        1,000,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon zero %
                   (11 1/2s, 9/1/98), 2003 ++                                                                           680,000
          250,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon zero %
                   (9 3/4s, 2/15/99), 2004 ++                                                                           147,500
           75,000  Omnipoint Corp. 144A sr. notes 11 5/8s, 2006                                                          75,563
          120,000  Orbcom Global Capital Corp. 144A sr. notes 14s, 2004                                                 120,300
                                                                                                                    -----------
                                                                                                                      1,452,301

Chemicals  (1.4%)
-------------------------------------------------------------------------------------------------------------------------------
          350,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                         335,125
          250,000  Arcadian Partner sr. notes 10 3/4s, 2005                                                             271,875
          500,000  G - I Holdings sr. notes Ser. B, 10s, 2006                                                           486,250
          250,000  Harris Chemical Corp. sr. secd. disc. notes stepped-coupon 10 1/4s, 2001 ++                          250,000
           40,000  Texas Petrochemical 144A sr. sub. notes 11 1/8s, 2006                                                 41,650
                                                                                                                    -----------
                                                                                                                      1,384,900

Computer Equipment  (0.6%)
-------------------------------------------------------------------------------------------------------------------------------
          598,000  Computervision Corp. sr. sub. notes 11 3/8s, 1999                                                    618,930

Conglomerates  (0.2%)
-------------------------------------------------------------------------------------------------------------------------------
          215,000  Talley Industries, Inc. sr. disc. deb. stepped-coupon zero %
                   (12 1/4s, 10/15/98), 2005 ++                                                                         178,450

Consumer Durable Goods  (0.2%)
-------------------------------------------------------------------------------------------------------------------------------
          150,000  Remington Products Co. LLC 144A sr. sub. notes 11s, 2006                                             150,750

Consumer Services  (0.2%)
-------------------------------------------------------------------------------------------------------------------------------
          211,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                                       222,078

Containers  (1.0%)
-------------------------------------------------------------------------------------------------------------------------------
          350,000  Four M Corp. 144A sr. notes 12s, 2006                                                                361,375
          500,000  Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                                                    530,000
           30,000  Printpack, Inc. 144A sr. notes 10 5/8s, 2006                                                          30,300
           60,000  Printpack, Inc. 144A sr. notes 9 7/8s, 2004                                                           60,600
                                                                                                                    -----------
                                                                                                                        982,275

Electric Utilities  (1.6%)
-------------------------------------------------------------------------------------------------------------------------------
          500,000  First PV Funding deb. 10.15s, 2016                                                                   526,250
        1,000,000  Midland Funding Corp. II deb. Ser. A, 11 3/4s, 2005                                                1,061,250
                                                                                                                    -----------
                                                                                                                      1,587,500

Electrical Equipment  (1.1%)
-------------------------------------------------------------------------------------------------------------------------------
          500,000  Amphenol Corp. sr. notes 10.45s, 2001                                                                527,500
        1,000,000  International Semi-Tech. Corp. sr. disc. notes stepped-coupon zero %
                   (11 1/2s, 8/15/00), 2003 (Canada)                                                                    565,000
                                                                                                                    -----------
                                                                                                                      1,092,500

Entertainment  (0.5%)
-------------------------------------------------------------------------------------------------------------------------------
          500,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                                      530,000

Financial Services  (0.3%)
-------------------------------------------------------------------------------------------------------------------------------
          105,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                          104,475
          145,000  Keystone Group, Inc. sr. secd. notes 9 3/4s, 2003                                                    146,450
                                                                                                                    -----------
                                                                                                                        250,925

Food  (1.1%)
-------------------------------------------------------------------------------------------------------------------------------
          500,000  Safeway, Inc. med. term notes 8.57s, 2003                                                            514,630
          750,000  Southland Corp. 1st priority sr. sub. deb 5s, 2003                                                   593,438
                                                                                                                    -----------
                                                                                                                      1,108,068

Gaming  (3.2%)
-------------------------------------------------------------------------------------------------------------------------------
          100,000  Alliance Gaming Corp. sr. notes 12 7/8s, 2003                                                         99,000
          510,000  Argosy Gaming Co. 144A 1st. mtge. 13 1/4s, 2004                                                      490,875
           80,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                          80,400
           85,000  Casino Magic Corp. 144A 1st mtge. 13s, 2003                                                           84,575
          200,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                                          195,000
          400,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                                       380,000
          350,000  Lady Luck Gaming 1st mtge. 11 7/8s, 2001                                                             344,750
          216,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                                               178,200
          400,000  Mohegan Tribal Gaming sr. notes Ser. B, 13 1/2s, 2002                                                498,000
          200,000  Trump A.C. company guaranty 11 1/4s, 2006                                                            191,000
          500,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                               577,500
                                                                                                                    -----------
                                                                                                                      3,119,300

Health Care  (1.1%)
-------------------------------------------------------------------------------------------------------------------------------
          500,000  Integrated Health Services sr. sub. notes 10 3/4s, 2004                                              522,500
          400,000  Ivac Corp. sr. notes 9 1/4s, 2002                                                                    404,000
          135,000  Paracelsus Healthcare Corp. sr. sub. notes 10s, 2006                                                 136,350
                                                                                                                    -----------
                                                                                                                      1,062,850

Insurance and Finance  (0.8%)
-------------------------------------------------------------------------------------------------------------------------------
          500,000  American Life Holding Co. sr. sub. notes 11 1/4s, 2004                                               563,750
          335,000  MCII Holding (USA), Inc. bonds 144A 12.0s, 2002                                                      259,625
                                                                                                                    -----------
                                                                                                                        823,375

Lodging  (0.1%)
-------------------------------------------------------------------------------------------------------------------------------
          100,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                                    94,500

Medical Supplies and Devices  (0.3%)
-------------------------------------------------------------------------------------------------------------------------------
          150,000  Dade International, Inc. 144A sr. sub. notes 11 1/8s, 2006                                           158,250
          100,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                                              106,000
                                                                                                                    -----------
                                                                                                                        264,250

Metals and Mining  (0.2%)
-------------------------------------------------------------------------------------------------------------------------------
           70,000  Renco Metals, Inc. sr. notes 11 1/2s, 2003                                                            73,675
           90,000  Royal Oak Mines, Inc. 144A sr. sub. notes 11s, 2006 (Canada)                                          90,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        163,675

Motion Picture Distribution  (0.5%)
-------------------------------------------------------------------------------------------------------------------------------
          160,000  Cinemark USA, Inc. 144A sr. sub. notes 9 5/8s, 2008                                                  155,200
          400,000  Cinemark Mexico 144A notes Ser. C, 12s, 2003                                                         370,000
                                                                                                                    -----------
                                                                                                                        525,200

Office Supplies  (0.3%)
-------------------------------------------------------------------------------------------------------------------------------
          250,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                           270,625

Oil and Gas  (3.0%)
-------------------------------------------------------------------------------------------------------------------------------
          250,000  Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                                      261,875
          200,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                                       199,000
           50,000  Cliffs Drilling Co. 144A sr. notes 10 1/4s, 2003                                                      50,500
          500,000  Flores & Rucks, Inc. sr. notes 13 1/2s, 2004                                                         582,500
          500,000  Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s, 2005 (Canada)                                      516,250
          500,000  Maxus Energy Corp. deb. 11 1/4s, 2013                                                                511,250
          400,000  Transamerican Refining Corp. variable rate 1st mtge. Ser. 1,  zero %
                   (18 1/2s, 2/15/98), 2002 ++                                                                          284,000
          500,000  TransTexas Gas Corp. sr. secd. notes 11 1/2s, 2002                                                   521,250
                                                                                                                    -----------
                                                                                                                      2,926,625

Paging  (1.0%)
-------------------------------------------------------------------------------------------------------------------------------
          500,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                                              520,000
          250,000  Mobilemedia Corp. sr. sub. notes 9 3/8s, 2007                                                        217,500
          300,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon zero %
                   (15s, 2/1/00), 2005 ++                                                                               199,500
          100,000  Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                                             91,000
                                                                                                                    -----------
                                                                                                                      1,028,000

Paper and Forest Products  (1.1%)
-------------------------------------------------------------------------------------------------------------------------------
          250,000  APP International Finance Co. notes 11 3/4s, 2005 (Netherlands)                                      252,500
          125,000  Domtar, Inc. 9 1/2s, 2016 (Canada)                                                                   128,125
           50,000  Domtar, Inc. notes deb> 8 3/4s, 2006 (Canada)                                                         50,563
          130,000  Florida Coast Paper LLC 144A 1st. mtge. 12 3/4s, 2003                                                136,825
          250,000  Gaylord Container Corp. sr. sub. disc. deb. 12 3/4s, 2005                                            266,250
          200,000  Stone Container Corp. 144A sr. notes 11 7/8s, 2016                                                   205,000
                                                                                                                    -----------
                                                                                                                      1,039,263

Pharmaceuticals  (0.3%)
-------------------------------------------------------------------------------------------------------------------------------
          250,000  Owens & Minor, Inc. sr. sub. notes 10 7/8s, 2006                                                     260,000

Publishing  (0.8%)
-------------------------------------------------------------------------------------------------------------------------------
          250,000  Affinity Group sr. sub. notes 11 1/2s, 2003                                                          256,250
          700,000  Marvel Holdings, Inc. sr. notes Ser. B, zero %, 1998                                                 537,250
                                                                                                                    -----------
                                                                                                                        793,500

REIT's(Real Estate Investment Trust)  (0.2%)
-------------------------------------------------------------------------------------------------------------------------------
          250,000  Tanger Properities Ltd. Partnership Gtd. notes 8 3/4s, 2001                                          243,950

Recreation  (--%)
-------------------------------------------------------------------------------------------------------------------------------
           40,000  Cobblestone Golf Group 144A sr. notes 11 1/2s, 2003                                                   40,400

Retail  (1.5%)
-------------------------------------------------------------------------------------------------------------------------------
          250,000  Finlay Enterprises, Inc. sr. disc. deb. stepped-coupon zero %
                   (12s, 5/1/98), 2005 ++                                                                               202,500
          180,000  Guitar Center Management 144A sr. notes 11s, 2006                                                    182,250
          350,000  K Mart Corp. med. term notes Ser. C, 7.85s, 2002                                                     306,359
          130,000  Loehmanns, Inc. sr. notes 11 7/8s, 2003                                                              135,525
          100,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                           106,250
          500,000  Specialty Retailers, Inc. sr. sub. notes 11s, 2003                                                   500,000
                                                                                                                    -----------
                                                                                                                      1,432,884

School Buses  (0.1%)
-------------------------------------------------------------------------------------------------------------------------------
           90,000  Blue Bird Body Co. sub. deb. Ser. B, 11 3/4s, 2002                                                    93,600

Specialty Consumer Products  (0.6%)
-------------------------------------------------------------------------------------------------------------------------------
          250,000  Herff Jones, Inc. sr. sub. notes 11s, 2005                                                           257,500
          300,000  Selmer Co., Inc. sr. sub. notes 11s, 2005                                                            316,500
                                                                                                                    -----------
                                                                                                                        574,000

Supermarkets  (0.3%)
-------------------------------------------------------------------------------------------------------------------------------
          300,000  Ralphs Grocery sr. notes 10.45s, 2004                                                                295,500

Telecommunication  (4.3%)
-------------------------------------------------------------------------------------------------------------------------------
          620,000  American Communication Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                                     313,100
          496,000  GST USA,Inc. company guaranty stepped-coupon zero %
                   (13 7/8s, 12/15/00), 2005 ++                                                                         262,880
          250,000  Hyperion Communications 144A sr. disc. notes stepped coupon zero %
                   (13s, 4/15/01), 2003 ++                                                                              135,625
        1,980,000  ICG Holdings Inc. sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 9/15/00), 2005 ++                                                                        1,237,500
          475,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B, zero %
                   (11 1/2s, 2/01/01), 2006 ++                                                                          280,250
          250,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                                         191,250
          500,000  MFS Communications sr. disc. notes stepped-coupon zero %
                   (8 7/8s, 1/1/01), 2006 ++                                                                            338,125
          200,000  Nextlink Communications, Inc. 144A sr. notes 12 1/2s, 2006                                           197,000
        1,000,000  Pricellular Wire sr. disc. notes stepped-coupon Ser. B, zero %
                   (14s, 11/15/97), 2001 ++                                                                             920,000
          250,000  Teleport Communications Group Inc. sr. disc. notes stepped-coupon zero %
                   (11 1/8s, 7/1/01), 2007 ++                                                                           152,500
          450,000  Winstar Communications, Inc. sr. disc. notes stepped-coupon zero %
                   (14s, 10/15/00), 2005 ++                                                                             248,625
                                                                                                                    -----------
                                                                                                                      4,276,855

Telephone Services  (0.2%)
-------------------------------------------------------------------------------------------------------------------------------
          250,000  Call-Net Enterprises sr. disc. notes stepped-coupon zero %
                   (13 1/4s, 12/1/99), 2004 ++                                                                          190,000

Textiles  (1.0%)
-------------------------------------------------------------------------------------------------------------------------------
          750,000  Foamex (L.P.) Capital Corp. sr. sub. deb. 11 7/8s, 2004                                              787,500
          155,000  Polysindo International Finance company guaranty 11 3/8s, 2006 (Indonesia)                           156,163
                                                                                                                    -----------
                                                                                                                        943,663

Tobacco  (0.2%)
-------------------------------------------------------------------------------------------------------------------------------
          200,000  RJR Nabisco, Inc. notes 8 3/4s, 2007                                                             $   191,052
                                                                                                                    -----------
                   Total Corporate Bonds and Notes  (cost $41,677,496)                                              $41,374,727

CONVERTIBLE BONDS AND NOTES  (33.6%) *
PRINCIPAL AMOUNT                                                                                                          VALUE

Aerospace and Defense  (0.6%)
-------------------------------------------------------------------------------------------------------------------------------
         $485,000  Diagnostic Retrieval System cv. sr. sub. ded. 9s, 2003                                               647,475

Automotive  (1.6%)
-------------------------------------------------------------------------------------------------------------------------------
          845,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                       502,775
          540,000  Magna International cv. sub. deb. 5s, 2002                                                           576,450
JPY    40,000,000  Toyota Motor Corp. cv. deb. 1.2s, 1998                                                               494,077
                                                                                                                    -----------
                                                                                                                      1,573,302

Banks  (1.6%)
-------------------------------------------------------------------------------------------------------------------------------
        $ 509,000  Banamex  144A cv. jr. sub. notes 11s, 2003                                                           510,273
           435,00  Mitsubishi Bank Ltd. International Finance (Bermuda) cv.
                   trust guaranteed notes 3s, 2002 (Japan)                                                              476,325
           60,000  Sumitomo Bank Internattional Finance N.V. 144A cv. bonds  3/4s, 2001 (Japan)                         586,831
                                                                                                                    -----------
                                                                                                                      1,573,429

Basic Industrial Products  (2.3%)
-------------------------------------------------------------------------------------------------------------------------------
          515,000  Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                                                618,000
          480,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                                           513,600
          380,000  Thermo Quest Corp. 144A company guaranty cv. 5s, 2000                                                402,800
          340,000  Titan Wheel International Inc. cv. sub. deb. 4 3/4s, 2000                                            425,000
          265,000  Trimas Corp. cv. sub. deb. 5s, 2003                                                                  291,500
                                                                                                                    -----------
                                                                                                                      2,250,900

Broadcasting  (0.9%)
-------------------------------------------------------------------------------------------------------------------------------
          410,000  International Cabletel Inc. 144A cv. deb. 7 1/4s, 2005                                               434,600
          945,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                                477,225
                                                                                                                    -----------
                                                                                                                        911,825

Building and Construction  (0.4%)
-------------------------------------------------------------------------------------------------------------------------------
          350,000  New World Infrastructure Ltd. 144A cv. bonds 5s, 2001 (Hong Kong)                                    357,000

Chemicals  (0.3%)
-------------------------------------------------------------------------------------------------------------------------------
          260,000  Hexcel Corp. cv. sub. notes 7s, 2003                                                                 340,600

Computers  (2.0%)
-------------------------------------------------------------------------------------------------------------------------------
          495,000  EMC Corp. cv. sub. notes 4 1/4s, 2001                                                                537,075
          550,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                                             621,500
        1,030,000  Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                                          824,000
                                                                                                                    -----------
                                                                                                                      1,982,575

Computer Equipment  (0.4%)
-------------------------------------------------------------------------------------------------------------------------------
          390,000  Synoptics Communications Inc. 144A cv. sub. deb. 5 1/4s, 2003                                        362,213

Consumer Durable Goods  (0.5%)
-------------------------------------------------------------------------------------------------------------------------------
        1,300,000  Whirpool Corp. cv. Liquid Yield Option Notes (LYON) zero %, 2011                                     515,125

Consumer Non Durables  (0.4%)
-------------------------------------------------------------------------------------------------------------------------------
        1,440,000  Coleman Worldwide Corp. cv. sr. sec. notes LYON zero %, 2013                                         433,800

Consumer Services  (2.5%)
-------------------------------------------------------------------------------------------------------------------------------
          540,000  ADT Operations Inc. cv. sub. notes zero %, 2010                                                      307,800
        1,565,000  Boston Chicken, Inc. cv. notes zero %, 2015                                                          485,150
          950,000  Comcast Corp. cv. notes 1 1/8s, 2007                                                                 433,438
        1,935,000  Hollinger, Inc. cv. LYON zero %, 2013                                                                638,550
          580,000  WMS Industries, Inc. cv. deb. 5 3/4s, 2002                                                           561,875
                                                                                                                    -----------
                                                                                                                      2,426,813

Electronics and Electrical Equipment  (2.1%)
-------------------------------------------------------------------------------------------------------------------------------
          350,000  General Signal Corp. cv. deb. 5 3/4s, 2002                                                           376,688
          780,000  Motorola Inc. cv. sub. deb. LYON zero %, 2013                                                        573,300
          445,000  Samina Corp. 144A cv. sub. notes 5 1/2s, 2002                                                        618,550
          450,000  Texas Instruments cv. sub. deb. 2 3/4s, 2002                                                         522,000
                                                                                                                    -----------
                                                                                                                      2,090,538

Environmental Control  (1.9%)
-------------------------------------------------------------------------------------------------------------------------------
          420,000  U.S. Filter Corp. 144A cv. sub. notes 6s, 2005                                                       636,300
          465,000  Thermo Terratech, Inc. 144A cv. sub. deb. 4 5/8s, 2003                                               451,050
          825,000  WMX Technologies, Inc. cv. sub. notes 2s, 2005                                                       746,625
                                                                                                                    -----------
                                                                                                                      1,833,975

Health Care  (3.7%)
-------------------------------------------------------------------------------------------------------------------------------
          500,000  Emeritus Corp. 144A cv. sub. deb 6 1/4s, 2006                                                        490,000
          470,000  Integrated Health Services, Inc. cv. sub. deb. 6s, 2003                                              443,563
          380,000  Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s, 2006                                            429,400
          520,000  Rotech Medical Corp. 144A cv. sub. deb. 5 1/4s, 2003                                                 452,400
          500,000  Sun Healthcare Group Inc. 144A cv. sub. notes 6s, 2004                                               445,000
          400,000  U.S. Diagnostic Laboratories, Inc. 144A cv. sub. deb. 9s, 2003                                       508,000
          485,000  Theratx Inc. cv. sub. 8s, 2002                                                                       465,600
          405,000  Vivra, Inc. 144A cv. sub. notes 5s, 2001                                                             406,013
                                                                                                                    -----------
                                                                                                                      3,639,976

Insurance and Finance  (1.6%)
-------------------------------------------------------------------------------------------------------------------------------
          490,000  Pioneer Financial Services cv. sub. notes 6 1/2s, 2003                                               504,700
          430,000  Trenwick Group, Inc. cv. deb. 6s, 1999                                                               484,825
          950,000  USF&G Corp. cv. sub. notes zero %, 2009                                                              564,063
                                                                                                                    -----------
                                                                                                                      1,553,588

Medical Supplies and Devices  (0.3%)
-------------------------------------------------------------------------------------------------------------------------------
          350,000  Phoenix Shannon 144A cv. sr. sub. notes 9 1/2s, 2000                                                 287,000

Metals and Mining  (0.5%)
-------------------------------------------------------------------------------------------------------------------------------
          515,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                                               498,906

Oil and Gas  (1.4%)
-------------------------------------------------------------------------------------------------------------------------------
          555,000  Cross Timbers Oil Co. cv. deb. 5 1/4s, 2003                                                          585,525
          185,000  Pogo Producing Co. cv. sub. notes 5 1/2s, 2004 +                                                     297,156
          370,000  Pride Petroleum Services, Inc. cv. sub. deb. 6 1/4s, 2006                                            495,800
                                                                                                                    -----------
                                                                                                                      1,378,481

Paper and Forest Products  (0.4%)
-------------------------------------------------------------------------------------------------------------------------------
          275,000  Stone Container Corp. cv. sr. sub. notes 8 7/8s, 2000                                                368,844

Pharmaceuticals  (2.8%)
-------------------------------------------------------------------------------------------------------------------------------
        1,400,000  Alza Corp. cv. sub. notes. LYON zero %, 2014                                                         579,250
          435,000  Nabi, Inc. 144A cv. sub. notes 6 1/2s, 2003                                                          426,300
          415,000  North American Vaccine, Inc. 144A cv. sub. notes 6 1/2s, 2003                                        438,863
          530,000  Pharmaceutical Marketing Services Inc. 144A cv. deb. 6 1/4s, 2003                                    376,963
          900,000  Roche Holdings, Inc. 144A cv. unsub. LYON zero %, 2010 (Switzerland)                                 390,375
          490,000  Sandoz Capital BVI Ltd. 144A cv. company guaranty 2s, 2002
                   (British Virgin Islands)                                                                             542,675
                                                                                                                    -----------
                                                                                                                      2,754,426

Publishing  (0.3%)
-------------------------------------------------------------------------------------------------------------------------------
          360,000  Graphic Industries cv. sub. deb. 7s, 2006                                                            332,100

REIT's(Real Estate Investment Trust)  (0.6%)
-------------------------------------------------------------------------------------------------------------------------------
          250,000  Camden Property Trust cv. sub. deb. 7.33s, 2001                                                      266,250
          340,000  LTC Properties, Inc. cv. sub. deb. 7 3/4s, 2002                                                      336,600
                                                                                                                        602,850

Retail  (2.5%)
-------------------------------------------------------------------------------------------------------------------------------
          950,000  Baker (J.), Inc. cv. deb. 7s, 2002                                                                   769,500
          320,000  Corporate Express, Inc. 144A cv. notes 4 1/2s, 2000                                                  314,400
          655,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                                    510,900
          800,000  Office Depot, Inc. cv. LYON zero %, 2007                                                             456,000
          475,000  Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                                                 389,500
                                                                                                                    -----------
                                                                                                                      2,440,300

Semiconductors  (0.4%)
-------------------------------------------------------------------------------------------------------------------------------
          390,000  Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002                                                        372,450

Telecommunication  (0.8%)
-------------------------------------------------------------------------------------------------------------------------------
           62,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon zero %
                   (13 7/8s, 15/15/00), 2005 ++                                                                          57,660
          520,000  Midcom Communications , Inc. 144A cv. sub. deb. 8 1/4s, 2003                                         592,800
          225,000  Winstar Communications. Inc. 144A cv sr. disc. notes zero %, 2005                                    141,750
                                                                                                                    -----------
                                                                                                                        792,210

Tobacco  (0.8%)
-------------------------------------------------------------------------------------------------------------------------------
        1,025,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007 +                                           $   773,875
                                                                                                                    -----------
                   Total Convertible Bonds and Notes  (cost $31,635,591)                                            $33,094,576

CONVERTIBLE PREFERRED STOCKS  (17.6%) *
NUMBER OF SHARES                                                                                                          VALUE

Automotive  (1.2%)
-------------------------------------------------------------------------------------------------------------------------------
           10,550  Federal Mogul Corp. $3.875, cv. pfd.                                                             $   580,250
            5,600  Ford Motor Co. Ser. A, $4.20, dep. shs. cv. pfd.                                                     607,600
                                                                                                                    -----------
                                                                                                                      1,187,850

Banks  (2.1%)
-------------------------------------------------------------------------------------------------------------------------------
            8,600  Matewan Bancshares, Inc. Ser. A, $ 3.75, cv. pfd.                                                    221,450
            9,000  Roosevelt Financial Group $3.25, cv. pfd.                                                            585,000
           12,000  Sovereign Bancorp Inc. $3.13, cv. pfd.                                                               703,500
           14,600  Union Planters Corp. Ser. E, $2.00, cv. pfd.                                                         598,600
                                                                                                                    -----------
                                                                                                                      2,108,550

Broadcasting  (0.9%)
-------------------------------------------------------------------------------------------------------------------------------
            9,800  SFX Broadcasting, Inc. 144A Ser. D, $3.25 cv. pfd.                                                   531,650
           36,000  Triathlon Broadcasting Co. $0.945, cv. pfd.                                                          360,000
                                                                                                                    -----------
                                                                                                                        891,650

Building Products  (0.6%)
-------------------------------------------------------------------------------------------------------------------------------
           11,950  Greenfield Industries, Inc. 144A $3.00, cv. pfd.                                                     561,650

Business Equipment and Services  (0.3%)
-------------------------------------------------------------------------------------------------------------------------------
            3,000  Alco Standard Corp. $5.03, cv. pfd.                                                                  255,375

Cable Television  (0.4%)
-------------------------------------------------------------------------------------------------------------------------------
            4,371  Cablevision Systems Corp. Ser. H, $11.75, cv. pfd.                                                   427,265

Computers  (0.6%)
-------------------------------------------------------------------------------------------------------------------------------
           13,200  Wang Laboratories, Inc. 144A Ser. B, $3.25, cv. pfd.                                                 594,000

Conglomerates  (0.5%)
-------------------------------------------------------------------------------------------------------------------------------
            9,100  Corning Deleware(L.P.) $3.00, cv. pfd.                                                               505,050

Consumer Non Durables  (0.3%)
-------------------------------------------------------------------------------------------------------------------------------
            7,350  Fieldcrest Cannon Ser. A, $3.00, cv. pfd.                                                            316,050

Consumer Services  (0.6%)
-------------------------------------------------------------------------------------------------------------------------------
            6,610  Service Corp. International $3.125, cv. pfd.                                                         634,560

Food and Beverage  (0.6%)
-------------------------------------------------------------------------------------------------------------------------------
           11,800  Chiquita Brands International, Inc. Ser. B, $3.75 cv. pfd.                                           618,025

HMOs  (0.5%)
-------------------------------------------------------------------------------------------------------------------------------
           15,800  FHP International Corp. Ser. A, $1.25, cv. pfd.                                                      475,975

Insurance and Finance  (2.3%)
-------------------------------------------------------------------------------------------------------------------------------
           10,400  Ahmanson (H.F.) & Co. $3.00, cv. pfd.                                                                613,600
           11,000  American General Delaware Corp. $3.00, cv. pfd.                                                      577,500
           12,100  Penncorp Financial Group, Inc. 144A $3.50 cv. pfd.                                                   653,400
            8,600  St. Paul Capital LLC $3.00, cv. pfd.                                                                 453,650
                                                                                                                    -----------
                                                                                                                      2,298,150

Metals and Mining  (2.2%)
-------------------------------------------------------------------------------------------------------------------------------
            2,080  Alumax, Inc. Ser. A, $4.00, cv. pfd.                                                                 284,960
            7,800  Amax Gold, Inc. Ser. B, $3.75 cv. pfd.                                                               408,525
            5,900  Cyprus Amax Minerals Ser. A, $4.00, cv. pfd.                                                         309,750
           24,500  Freeport-McMoRan Copper & Gold Co., Inc. $1.75 cv. pfd.                                              646,188
           13,300  Pittston Mineral Corp. 144A $3.125, dep. shs. cv. pfd.                                               498,750
                                                                                                                    -----------
                                                                                                                      2,148,173

Oil and Gas  (1.8%)
-------------------------------------------------------------------------------------------------------------------------------
            4,750  Diamond Shamrock, Inc. 144A $2.50 cv. pfd.                                                           274,313
            7,525  Occidental Petroleum Corp. 144A $3.875 cv. pfd.                                                      421,400
            6,025  Noram Energy Corp. $3.125 cv. pfd.                                                                   373,550
           13,150  Tejas Gas Corp. $2.65 cv. pfd.                                                                       652,569
                                                                                                                    -----------
                                                                                                                      1,721,832

REIT's   (0.4%)
-------------------------------------------------------------------------------------------------------------------------------
            8,325  Catellus Development Corp. 144A Ser. B, $3.625 cv. pfd.                                              432,900

Recreation  (0.5%)
-------------------------------------------------------------------------------------------------------------------------------
            9,880  Station Casinos, Inc. $3.50, cv. pfd.                                                                501,410

Retail  (0.7%)
-------------------------------------------------------------------------------------------------------------------------------
           12,950  K mart Financing I $3.875 cv. pfd.                                                                   652,356

Utilities  (0.6%)
-------------------------------------------------------------------------------------------------------------------------------
           10,000  Calenergy Capital Trust 144A $3.125 cv. pfd.                                                         577,500

Wireless Communication  (0.5%)
-------------------------------------------------------------------------------------------------------------------------------
           10,300  Airtouch Communications, Inc. Ser. C, $2.125 cv. pfd.                                            $   490,538
                                                                                                                    -----------
                   Total Convertible Preferred Stocks  (cost $16,501,466)                                           $17,398,859

PREFERRED STOCKS  (2.9%) *
NUMBER OF SHARES                                                                                                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
            2,917  Cablevision Systems Ser. M, $11.125 dep. shs pfd.                                                $   273,469
            4,000  California Federal Bank Ser. B, $10.625, exch. pfd.                                                  418,000
            3,755  Diva Systems Corp. Ser. C, $6.00, pfd.                                                                32,856
            2,000  El Paso Electric Co. $11.40, pfd (2 double daggers)                                                  220,000
            3,000  First Nationwide Bank $11.50, pfd.                                                                   324,000
            5,000  Pantry Pride Inc. Ser. B, $14.875, pfd.                                                              500,000
           22,000  SDW Hldgs. Corp. 144A $3.50, pfd.                                                                    638,000
              460  Time Warner, Inc. 144A Ser. K, $10.25 pfd.                                                           466,900
                                                                                                                    -----------
                   Total Preferred Stocks  (cost $2,795,300)                                                        $ 2,873,225

UNITS  (2.1%) *
NUMBER OF UNITS                                                                                                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
               50  Celcaribe S.A. 144A units stepped-coupon zero % (13 1/2s, 3/15/98), 2004 ++                      $   540,000
              600  Cellnet Data Systems Inc. units stepped-coupon zero % (13s, 6/15/00), 2005 ++                        456,000
               75  Cobblestone Holdings, Inc. 144A units zero %, 2004                                                    28,688
              185  Diva Systems Corp. 144A units stepped-coupon zero % (13s, 5/15/01), 2006 ++                          101,288
              200  Fitzgerald Gaming Co. units 13s, 2002                                                                148,000
              200  Interact Systems, Inc. 144A units stepped-coupon zero % (14s, 8/1/99), 2003 ++                       133,500
               85  International Wireless Communications 144A units zero % , 2001                                        43,775
               60  Ionica PLC units 13 1/2s, 2006 (United Kingdom)                                                       60,300
               75  Sterling Chemical Holdings units stepped-coupon zero % (13 1/2s, 8/15/01), 2008 ++                    42,000
              450  Terex Corp. 144A units 13 3/4s, 2002                                                                 471,375
                                                                                                                    -----------
                   Total Units  (cost $1,742,203)                                                                   $ 2,024,926

COMMON STOCKS  (0.2%) *
NUMBER OF SHARES                                                                                                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
           20,000  Grand Union Co. (acquired 6/30/95, cost $282,500)(double dagger)+                                $   116,250
            3,000  Total Renal Care Holdings, Inc. (acquired 6/29/95, cost $5,751) (double dagger)+                     123,375
                                                                                                                    -----------
                   Total Common Stocks  (cost $288,251)                                                             $   239,625

WARRANTS  (0.1%) *
NUMBER OF WARRANTS                                                                         Date                           VALUE
-------------------------------------------------------------------------------------------------------------------------------
              250  Hyperion Telecommunciations 144A                                     4/15/01                     $     2,500
            6,534  Intelcom Group 144A                                                 10/15/05                         101,277
            1,001  Petracom Holdings, Inc. 144A                                          8/1/00                           7,132
            2,200  SDW Hldgs Corp. Senior B Warrant 144A                                 4/1/04                          28,600
                4  Telemedia Broadcasting Corp. 144A                                     4/1/04                           3,371
                                                                                                                    -----------
                   Total Warrants  (cost $78,819)                                                                   $   142,880

SHORT-TERM INVESTMENTS  (1.4%) *(cost $1,364,399)
PRINCIPAL AMOUNT                                                                                                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
       $1,364,000  Interest in $883,204,000 joint repurchase agreement dated August 30, 1996 with Goldman, Sachs & Co. due September 3, 1996 with respect to various U.S.
                   Treasury obligations -- maturity value of $1,364,797 for an effective yield of 5.26%.            $ 1,364,399
-------------------------------------------------------------------------------------------------------------------------------
                   Total Investments (cost $96,083,525) ***                                                         $98,513,217
-------------------------------------------------------------------------------------------------------------------------------

*                  Percentages indicated are based on net assets of $98,610,424.

*** The aggregate identified cost on a tax basis is $94,598,406, resulting in gross unrealized appreciation and depreciation of $9,137,471 and $5,222,660, respectively, or net unrealized appreciation of $3,914,811.

+                   Non-income-producing security.

++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(double dagger)    Restricted, excluding 144A securities, as to public resale.
                   The total market value of restricted securities held at
                   August 31, 1996 $785,825 or 0.8% of net assets.

(2 double daggers) Income may be received in cash or additional securities at the discretion of the issuer.

                   144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Forward Currency Contracts to Sell at August 31, 1996
(Aggregate Face Value $413,526)

                         Market         Aggregate Face          Delivery         Unrealized
                         Value              Value                 Date          Appreciation
-----------------------------------------------------------------------------------------------
Japanese Yen            $399,251          $404,234              1/28/98            $4,983
Japanese Yen               4,630             4,696              7/28/97                66
Japanese Yen               4,502             4,596              1/28/97                94
-----------------------------------------------------------------------------------------------
                                                                                   $5,143
-----------------------------------------------------------------------------------------------

The accompanying notes are an itegral part of these financial statements.





Statement of assets and liabilities
August 31, 1996 (Unaudited)

Assets
-------------------------------------------------------------------------------------------------------------------
Investments in securities, at value  (identified cost $96,083,525) (Note 1)                             $98,513,217
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                        145,845
-------------------------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                                 1,248,884
-------------------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                              528,844
-------------------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                                5,143
-------------------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                                   27,858
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                            100,469,791

Liabilities
-------------------------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                                       522,023
-------------------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                            345,344
-------------------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                                333,155
-------------------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                                   12,848
-------------------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                                   258
-------------------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                                    878
-------------------------------------------------------------------------------------------------------------------
Payable for organizational expenses  (Note 1)                                                               604,010
-------------------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                       40,851
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         1,859,367
-------------------------------------------------------------------------------------------------------------------
Net assets                                                                                              $98,610,424

Represented by
-------------------------------------------------------------------------------------------------------------------
Paid-in-capital (Notes 1 and 4)                                                                          92,014,814
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                                392,904
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions (Note 1)                   3,767,874
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign currencies               2,434,832
-------------------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                               $98,610,424

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------------------------------
Net asset value per share  ($98,610,424 divided by 3,704,000 shares)                                         $26.62
-------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended August 31, 1996 (Unaudited)

Investment Income:
-------------------------------------------------------------------------------------------------------------------
Interest                                                                                                 $3,593,998
-------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $219)                                                                      522,686
-------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                   4,116,684

Expenses:
-------------------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                                            669,468
-------------------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                               62,708
-------------------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                             5,316
-------------------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                              2,631
-------------------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                                3,564
-------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                      13,232
-------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                               308
-------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                     18,096
-------------------------------------------------------------------------------------------------------------------
Legal                                                                                                         4,167
-------------------------------------------------------------------------------------------------------------------
Postage                                                                                                       6,052
-------------------------------------------------------------------------------------------------------------------
Other                                                                                                           181
-------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                              785,723
-------------------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                                  (15,144)
-------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                770,579
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     3,346,105
-------------------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                                          2,253,946
-------------------------------------------------------------------------------------------------------------------
Net realized loss on forward currency translation (Note 1)                                                      (13)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on forward currency contracts and foreign
currency translation during the period                                                                        5,140
-------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                                             (1,798,014)
-------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                     461,059
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                     $3,807,164
-------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                                 For the period
                                                                                                                 June 29, 1995
                                                                                                               (commencement of
                                                                                           Six months ended      operations) to
                                                                                               August 31          February 28
                                                                                                 1996*               1996
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
------------------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $3,346,105            $4,340,467
------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                             2,253,933             1,791,739
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and assets and liabilities          (1,792,874)            4,227,706
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                           3,807,164            10,359,912
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                    (3,077,998)           (4,259,594)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                                 --              (251,871)
------------------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions                                                              --            91,932,811
------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                     729,166            97,781,258
------------------------------------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           97,881,258               100,000
------------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of
$392,904 and $124,797, respectively)                                                         $98,610,424           $97,881,258
------------------------------------------------------------------------------------------------------------------------------
Number of fund shares
------------------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                                      3,704,000                 4,000
------------------------------------------------------------------------------------------------------------------------------
Shares issued in connection with public offering                                                      --             3,700,000
------------------------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                            3,704,000             3,704,000
------------------------------------------------------------------------------------------------------------------------------

*Unaudited

The accompanying notes are an integral part of these financial statements.





Financial Highlights
(For a share outstanding throughout the period)

                                                                                              For the Period
                                                                                              June 29, 1995
                                                                        Six months             (commencement
                                                                          ended              of operations)
                                                                       August 31             to February 29
                                                                          1996                    1996
Net asset value, beginning of period                                       $26.43                $24.85*
--------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         .90                  1.17
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                               .12                  1.63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.02                  2.80
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.83)                (1.15)
--------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                          --                  (.07)
--------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.83)                (1.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $26.62                $26.43
--------------------------------------------------------------------------------------------------------------
Market value, end of period                                               $22.750               $22.625
--------------------------------------------------------------------------------------------------------------
Total investment return at market value (%) (b)                              4.28(a)              (4.53)(a)
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $98,610               $97,881
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (c)                               .80(a)               1.14(a)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     3.40(a)               4.56(a)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      33.37(a)              38.92(a)
--------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                           $.0541                    --
--------------------------------------------------------------------------------------------------------------

+    Unaudited

* Represents initial net asset value of $25.00 less offering expenses of $0.15. Original offering costs were reduced by $0.03 to reflect actual cost incurred.

(a)  Not annualized.

(b) Total investment return assumed dividend reinvestment and does not reflect the effect of sales charge.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Average commission rate paid is required for fiscal periods beginning on or after
    September 1, 1995.




Notes to financial statements
August 31, 1996 (Unaudited)

Note 1
Significant accounting policies

Putnam Convertible Opportunities and Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund seeks current income and capital appreciation by investing primarily in a diversified portfolio of convertible securities and non-convertible, higher risk, high yield securities with capital appreciation as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for long-term corporate bonds and notes and certain preferred stocks or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $36,134. These expenses are being amortized on a straight line basis over a five-year period. The fund will reimburse Putnam Management for payment of these expenses.

Note 2
Management fee,
administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rate: 1.10% of average net assets of the fund subject, under current law, to reduction in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The fund will pay a fee computed and paid quarterly at an annual rate of 0.25% of the average net assets of the fund.

Trustees of the fund receive an annual Trustees fee of $800 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended August 31, 1996, fund expenses were reduced by $15,144 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.



Note 3
Purchase and sales of securities

During the six months ended August 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $32,188,639 and $33,772,640, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



Selected Quarterly Data
(Unaudited)

                                                       Net realized and           Net increase
            Investment           Net investment        unrealized gain            in net assets
              income*               income*         (loss) on investments*      from operations*
-------------------------------------------------------------------------------------------------
                            Per                   Per                  Per                 Per
Quarter                    Common               Common                Common             Common
Ended          Total       Share      Total     Share      Total      Share     Total     Share
-------------------------------------------------------------------------------------------------
8/31/95**   $1,399,921     $.38    $1,115,739    $.30   $1,471,411    $.40    $2,587,150   $.70
-------------------------------------------------------------------------------------------------
11/30/95     1,985,698      .53     1,594,563     .43    1,176,622     .32     2,771,185    .75
-------------------------------------------------------------------------------------------------
2/29/96      2,000,859      .54     1,630,165     .44    3,371,412     .91     5,001,577   1.35
-------------------------------------------------------------------------------------------------
5/31/96      2,068,924      .56     1,687,369     .46    2,106,190     .56     3,793,559   1.02
-------------------------------------------------------------------------------------------------
8/31/96      2,047,760      .55     1,658,736     .44   (1,645,131)   (.44)       13,605     --
-------------------------------------------------------------------------------------------------
* Available to common shareholders.
**For the period 6/29/95 (commencement of operations) to 8/31/95.




Fund information


INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Hugh H. Mullin
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer



Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------

27664-224        10/96